Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Liabilities
Schedule of accrued liabilities

        Accrued liabilities consisted of the following as at December 31 (in thousands):

	2017	2016
Accrued payroll	$928	$1,032
Accrued interest	9,953	9,193
Accrued expenses	4,345	5,239

Total	$15,226	$15,464